INTANGIBLE ASSETS (Details Narrative) - USD ($)		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Amortization expense		$ 11,877	$ 11,877
L W L [Member]
Restructuring Cost and Reserve [Line Items]
[custom:ConditionOfSharesIssuanceDescription]	If LWL reach USD 5 million in revenue or net profit of USD 1 million by December 31, 2022, then based on the performance contingency there will be issuance of 20,000,000 shares of CETY to the Seller.As of the date of the filing the performance contingencies have not been met.